Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Long-Term Debt
Long-term debt consisted of the following (amounts in thousands):

	March 31, 2019	December 31, 2018
9.125% Senior Notes due April 1, 2020 with an effective interest rate of 9.1%	$585,000	$585,000
Ascent Intercompany Loan due October 1, 2020 with an effective rate of 12.5%	—	12,000
Term loan, matures September 30, 2022, LIBOR plus 5.50%, subject to a LIBOR floor of 1.00%, with an effective rate of 8.3%	1,072,500	1,075,250
$295 million revolving credit facility, matures September 30, 2021, LIBOR plus 4.00%, subject to a LIBOR floor of 1.00%, with an effective rate of 5.7%	181,400	144,200
	1,838,900	1,816,450
Less current portion of long-term debt	(1,838,900)	(1,816,450)
Long-term debt	$—	$—

Long-term debt consisted of the following (amounts in thousands):

	December 31, 2018	December 31, 2017
9.125% Senior Notes due April 1, 2020 with an effective rate of 9.5%	$585,000	$580,026
Promissory Note to Ascent Capital due October 1, 2020 with an effective rate of 12.5%	12,000	12,000
Term loan, matures September 30, 2022, LIBOR plus 5.50%, subject to a LIBOR floor of 1.00%, with an effective rate of 8.3%	1,075,250	1,059,598
$295 million revolving credit facility, matures September 30, 2021, LIBOR plus 4.00%, subject to a LIBOR floor of 1.00%, with an effective rate of 4.8%	144,200	66,673
	1,816,450	1,718,297
Less current portion of long-term debt	(1,816,450)	(11,000)
Long-term debt	$—	$1,707,297

Schedule of Maturities of Long-Term Debt Including Short Term Borrowings
As of March 31, 2019, principal payments scheduled to be made on the Company’s debt obligations, assuming certain accelerated maturities due to potential events of default and subsequent transactions, are as follows (amounts in thousands):

Remainder of 2019	$1,838,900
2020	—
2021	—
2022	—
2023	—
2024	—
Thereafter	—
Total principal payments	1,838,900
Less:
Unamortized deferred debt costs and discounts	—
Total debt on condensed consolidated balance sheet	$1,838,900

As of December 31, 2018, principal payments scheduled to be made on the Company's debt obligations, assuming certain accelerated maturities due to potential events of default and subsequent transactions, are as follows (amounts in thousands):

2019	$1,816,450
2020	—
2021	—
2022	—
2023	—
Thereafter	—
Total principal payments	1,816,450
Less:
Unamortized discounts, premium and deferred debt costs, net	—
Total debt on consolidated balance sheet	$1,816,450